Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 47	€ 97	€ 97
Cost of sales	11	10	10
Gross profit	36	87	87
Research and development expenses	(58,762)	(27,639)	(90,345)	€ (38,136)
General and administrative expenses	(38,718)	(10,804)	(35,406)	(15,437)
Selling Expenses	(6,376)	(3,487)	(15,272)	(4,645)
Other income	153	2,034	2,346	76
Other expenses	(126)	(51)	(130)	(58)
Operating loss	103,793	39,860	138,720	58,200
Finance income	6,810		80	518
Finance expenses	13,094	3,577	49,741	5,736
Financial result	(6,284)	(3,577)	(49,661)	(5,218)
Loss before income tax	(110,278)	(43,437)	(188,381)	(63,418)
Income tax expense	199	20	46	61
Net loss for the period	(110,477)	(43,457)	(188,427)	(63,479)
Other comprehensive income (loss)
Other comprehensive income that may be reclassified to profit or loss	22	29	36	3
Exchange differences on translation of foreign business units	22	29	36	3
Items that will not be subsequently reclassified to profit or loss	(22)	(13)	(44)	(114)
Remeasurement of defined pension benefit obligation	(22)	(13)	(44)	(114)
Other comprehensive income (loss)		16	(8)	(111)
Total consolidated comprehensive loss for the reporting period	€ (110,477)	€ (43,441)	€ (188,435)	€ (63,590)
Loss per share basic	€ (1,508)	€ 660	€ (2,771,000)	€ (1,072,000)
Loss per share diluted	€ 1,390	€ (660)	€ (2,771,000)	€ (1,072,000)